Asset Acquisitions - Acquisition of Emerald Health Therapeutics, Inc., Narrative (Details) - Emerald Health Therapeutics Inc	Nov. 10, 2022 USD ($) shares
Asset Acquisition [Line Items]
Exchange ratio	1.95
Net assets acquired, fair value	$ 15,045,412
Qualifying asset	$ 1,536,275
Equity interest issued or issuable (in shares) | shares	1,665,083